15. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Reconciliation of income tax
	2020	2019

Federal statutory rates	$(532,794)	$(666,864)
State income taxes	(224,281)	(280,718)
Permanent differences	57	154,332
Valuation allowance against net deferred tax assets	757,018	793,250
Effective rate	$–	$–

Schedule of deferred tax assets and liabilities
	2020	2019
Deferred income tax asset
Net operating loss carryforwards	$2,704,332	$1,947,748
Interest	40,261	39,827
Total deferred income tax asset	2,744,593	1,987,575
Less: valuation allowance	(2,744,593)	(1,987,575)
Total deferred income tax asset	$–	$–